Consolidated Balance Sheet - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Assets
Cash and balances at central banks	$ 223,329	$ 314,060
Amounts due from banks	18,903	21,146
Receivables from securities financing transactions measured at amortized cost	118,301	99,039
Cash collateral receivables on derivative instruments	43,959	50,082
Loans and advances to customers	579,967	639,669
Other financial assets measured at amortized cost	58,835	65,455
Total financial assets measured at amortized cost	1,043,293	1,189,451
Financial assets at fair value held for trading	159,065	169,633
of which: assets pledged as collateral that may be sold or repledged by counterparties	38,532	51,263
Derivative financial instruments	185,551	176,084
Brokerage receivables	25,858	21,037
Financial assets at fair value not held for trading	95,472	104,018
Total financial assets measured at fair value through profit or loss	465,947	470,773
Financial assets measured at fair value through other comprehensive income	2,195	2,233
Investments in associates	2,306	2,373
Property, equipment and software	15,498	17,849
Goodwill and intangible assets	6,887	7,515
Deferred tax assets	11,134	10,682
Other non-financial assets	17,766	16,049
Total assets	1,565,028	1,716,924
Liabilities
Amounts due to banks	23,347	70,962
Payables from securities financing transactions measured at amortized cost	14,833	14,394
Cash collateral payables on derivative instruments	35,490	41,582
Customer deposits	745,777	792,029
Debt issued measured at amortized cost	214,219	237,817
Other financial liabilities measured at amortized cost	21,033	20,851
Total financial liabilities measured at amortized cost	1,054,698	1,177,633
Financial liabilities at fair value held for trading	35,247	34,159
Derivative financial instruments	180,636	192,181
Brokerage payables designated at fair value	49,023	42,522
Debt issued designated at fair value	107,909	128,289
Other financial liabilities designated at fair value	28,699	29,484
Total financial liabilities measured at fair value through profit or loss	401,514	426,635
Provisions and contingent liabilities	8,409	12,412
Other non-financial liabilities	14,834	14,089
Total liabilities	1,479,454	1,630,769
Equity
Share capital	346	346
Share premium	12,012	13,216
Treasury shares	(6,402)	(4,796)
Retained earnings	78,035	74,397
Other comprehensive income recognized directly in equity, net of tax	1,088	2,462
Equity attributable to shareholders	85,079	85,624
Equity attributable to non-controlling interests	494	531
Total equity	85,574	86,156
Total liabilities and equity	$ 1,565,028	$ 1,716,924